Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2022
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2022		31, 2021		31, 2022		31, 2021		31, 2022		31, 2021
Leasehold improvements to flight equipment	US$	421,130	US$	258,878	US$	(215,238)	US$	(131,017)	US$	205,892	US$	127,861
Pre-delivery payments*		185,455		253,826		—		—		185,455		253,826
Flight equipment		110,959		106,575		(58,792)		(64,661)		52,167		41,914
Construction and improvements in process		31,900		26,522		—		—		31,900		26,522
Constructions and improvements		7,564		7,457		(6,818)		(6,211)		746		1,246
Office furniture and equipment		2,997		2,933		(1,903)		(1,681)		1,094		1,252
Computer equipment		1,409		1,400		(1,297)		(1,200)		112		200
Workshop machinery and equipment		1,131		1,101		(489)		(400)		642		701
Communications equipment		582		585		(397)		(362)		185		223
Motorized transport equipment platform		565		561		(315)		(163)		250		398
Electric power equipment		530		535		(295)		(246)		235		289
Service carts on board		452		448		(368)		(334)		84		114
Workshop tools		429		421		(420)		(365)		9		56
Total	US$	765,103	US$	661,242	US$	(286,332)	US$	(206,640)	US$	478,771	US$	454,602

* During the years ended December 31, 2022, 2021 and 2020, the Company capitalized borrowing costs of US$7,915, US$7,098 and US$17,872, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$21,591, US$4,155 and US$18,701, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net balance as of January 1, 2021	US$	23,356	US$	1,354	US$	392	US$	1,590	US$	385	US$	167	US$	367	US$	289	US$	648	US$	156	US$	(150)	US$	246,639	US$	2,684	US$	87,117	US$	364,994
Additions		25,503		—		72		3		96		84		236		—		206		—		—		55,749		26,982		86,563		195,494
Disposals and transfers		(137)		(1)		(3)		(171)		(123)		(14)		(250)		(29)		(43)		—		148		(43,678)		(1,385)		—		(45,686)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		2,943		—		—		2,943
Other movements		—		735		26		148		—		—		176		21		6		—		—		—		(1,318)		213		7
Conversion effects		(1,018)		(42)		(10)		(44)		(7)		(3)		(16)		(8)		(21)		(4)		2		(7,827)		(441)		(3,414)		(12,853)
Depreciation		(5,790)		(800)		(277)		(274)		(62)		(178)		(115)		(50)		(95)		(38)		—		—		—		(42,618)		(50,297)
As of December 31, 2021		41,914		1,246		200		1,252		289		56		398		223		701		114		—		253,826		26,522		127,861		454,602
Cost		106,575		7,457		1,400		2,933		535		421		561		585		1,101		448		—		253,826		26,522		258,878		661,242
Accumulated depreciation		(64,661)		(6,211)		(1,200)		(1,681)		(246)		(365)		(163)		(362)		(400)		(334)		—		—		—		(131,017)		(206,640)
Net balance as of December 31, 2021		41,914		1,246		200		1,252		289		56		398		223		701		114		—		253,826		26,522		127,861		454,602
Additions		17,091		—		8		9		4		8		—		—		47		7		—		166,571		33,838		138,811		356,394
Disposals and transfers		(1,656)		—		—		(2)		—		—		—		(1)		—		—		—		(221,253)		(4,838)		—		(227,750)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(13,676)		—		—		(13,676)
Other movements		—		107		(1)		67		(7)		—		7		1		4		—		—		(13)		(23,622)		23,448		(9)
Depreciation		(5,182)		(607)		(95)		(232)		(51)		(55)		(155)		(38)		(110)		(37)		—		—		—		(84,228)		(90,790)
As of December 31, 2022		52,167		746		112		1,094		235		9		250		185		642		84		—		185,455		31,900		205,892		478,771
Cost		110,959		7,564		1,409		2,997		530		429		565		582		1,131		452		—		185,455		31,900		421,130		765,103
Accumulated depreciation		(58,792)		(6,818)		(1,297)		(1,903)		(295)		(420)		(315)		(397)		(489)		(368)		—		—		—		(215,238)		(286,332)
Net balance as of December 31, 2022	US$	52,167	US$	746	US$	112	US$	1,094	US$	235	US$	9	US$	250	US$	185	US$	642	US$	84	US$	—	US$	185,455	US$	31,900	US$	205,892	US$	478,771

a)  During 2022 and 2021 the Company acquired two and two NEO spare engines, respectively (based on the terms of the Pratt & Whitney purchase agreement FMP), which were accounted for at cost for at total amount of US$20,120 and US$19,082, respectively. The Company identified the major components as separate parts at their respective cost. These major components of the engine are presented as part of the flight equipment and depreciated over their useful life.
b)  During the years ended December 31, 2022 and 2021, the Company capitalized borrowing costs which amounted to US$7,915 and US$7,098, respectively (Note 23). The Company capitalizes the actual borrowing costs of the borrowings directly attributable to the acquisitions. For the years ended December 31, 2022 and 2021, the weighted rate of the direct borrowings used to determine the amount of borrowing costs was 5.34% and 2.76%, respectively.
c)  Depreciation expense for the years ended December 31, 2022, 2021 and 2020, was US$90,790, US$50,297 and US$37,383, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.
d)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The order included 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment the Company used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, the Company amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, the Company amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

In 2021, the Company amended the agreement with Airbus for the purchase of 39 A320 family aircraft to be delivered from 2023 to 2029. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement. Also, in this agreement the Company used its rights on the Airbus Purchase Agreement to convert twenty A320NEO into A321NEO.

In 2022, the Company amended the agreement with Airbus for the purchase of 25 A320 family aircraft to be delivered in 2030. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 16 aircrafts (10 A320NEO and six A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet. In April 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of two aircrafts A320NEO.

On May 12, 2020, the Company entered into certain agreements with IAE, which included the purchase of the engines for 46 A320NEO and 34 A321NEO respectively, to be delivered between 2022 and 2028. This agreement also included the purchase of eleven firm spare engines for the A320NEO fleet to be received from 2022 to 2029.

In October 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 13 aircrafts (all A320NEO). This agreement also includes the purchase of one spare engine for the A320NEO fleet.

The Company received credit notes from P&W in December 2017 of US$3.1 million, which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2022, 2021 and 2020, the Company amortized a corresponding benefit from these credit notes of US$225, US$241 and US$228, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2022 and 2021, the amounts paid for aircraft and spare engine pre-delivery payments were of US$166.6 million and US$55.7 million, respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 144 Airbus A320 family aircraft during a period of eight years (from January 2023 to December 2030). The agreement provides for the addition of 144 Aircraft to its fleet as follows: five in 2023, seventeen in 2024, sixteen in 2025, 27 in 2026, twenty-one in 2027, nineteen 2028, fourteen in 2029 and twenty-five to be delivered during 2030. Commitments to acquisitions of property and equipment are disclosed in Note 25.

During the years ended December 31, 2022, 2021 and 2020 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in gains of US$21,193, US$9,668 and US$32,695, respectively, these were recorded under the caption other operating income in the consolidated statement of operations, that represented only the amount of gains that relate to the rights transferred to the buyer-lessor. (Note 22).

e) During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of US$5 million in 2022 and US$1.5 million in 2017, which are amortized on a straight-line basis, prospectively during the term of the agreement. For the years ended December 31, 2022, 2021 and 2020, the Company amortized a corresponding benefit from these credit notes of US$452, US$258 and US$245, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

As of December 31, 2022 the carrying amount of assets held for sale was US$795. For the year ended December 31, 2022 the depreciation expense was of US$309. (See Note 1 j).

As of December 31, 2021 the carrying amount of assets held for sale was US$382 and for the year ended December 31,2021 the depreciation expense was of US$1,917.

For the years ended December 31, 2022, 2021 and 2020, there were no impairments of rotable spare parts, furniture and equipment, net.